Fair Value Measures - Schedule of Changes in the Fair Value of the Level 3 Warrant Liabilities (Details) - January 2022 Warrants [Member] - Level 3 [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Changes in the Fair Value of the Level 3 Warrant Liabilities [Line Items]
Warrant liabilities - beginning of period	$ 1,290	$ 5,985
Initial fair value of warrant liabilities	5,601
Exercise of warrants	(3,026)
Reclassification of warrant liabilities to equity	(20,771)
Change in estimated fair value	17,902	(4,695)
Warrant liabilities end of period	$ 996	$ 1,290